INITIAL PUBLIC OFFERING (Details)		3 Months Ended
	Feb. 08, 2021 $ / shares shares	Dec. 31, 2020 $ / shares
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Units issue price (in dollars per share)		$ 10.00
Subsequent Events | Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	3,750,000
Subsequent Events | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	28,750,000
Units issue price (in dollars per share)	$ 10.00
Subsequent Events | Initial Public Offering | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of common stocks included in each unit | shares	1
Number of public warrants that each unit consists (in shares)	0.33
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Exercise price of warrant	$ 11.50